Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 316	$ 371
Lease liabilities current	107	109
Lease liabilities non-current	120	250
Total lease liabilities	$ 227	$ 359
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 7 months 6 days	2 years 1 month 6 days
Weighted average discount rate	5.50%	5.50%